Earnings Per Common Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Earnings Per Share Disclosure [Line Items]
Percentage of Consolidated Rental Revenue Generated by the Operating Partnership	90.40%	90.10%	90.30%	89.90%
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ 32,496	$ 14,056	$ 33,189	$ 24,486
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	15,411	14,365	34,436	26,419
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	41,841	40,392	41,679	39,763
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest	(109)	(67)	(157)	136
Income (Loss) from Continuing Operations Attributable to Noncontrolling Interest	51	68	(162)	(147)
Calculation of Earnings per Share - basic
Net income available for common shareholders	47,747	28,286	67,306	50,622
Income from continuing operations available for common unitholders	$ 0.37	$ 0.35	$ 0.82	$ 0.66
Earnings Per Share, Basic and Diluted	$ 1.14	$ 0.70	$ 1.61	$ 1.27
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic and Diluted Share	$ 0.77	$ 0.35	$ 0.79	$ 0.61
Calculation of Earnings per Share - diluted
Net income available for common shareholders	47,747	28,286	67,306	50,622
Net income attributable to noncontrolling interests	160	135	319	283
Adjusted Income (loss) from continuing operations available for common unitholders, basic and diluted	15,360	14,297	34,274	26,272
Adjusted Income (loss) from discontinued operations available for common unitholders, basic and diluted	$ 32,387	$ 13,989	$ 33,032	$ 24,350